Description	Shares	Value
COMMON STOCK§ — 100.0%

Communication Services — 12.0%
Alphabet, Cl A *	79,880	$9,911,511
Alphabet, Cl C *	74,800	9,372,440
Meta Platforms, Cl A *	24,890	7,498,610
Netflix *	5,200	2,140,788
Spotify Technology *	9,900	1,631,124

		30,554,473

Consumer Discretionary — 17.3%
Airbnb, Cl A *	7,900	934,491
Amazon.com *	140,070	18,641,916
Booking Holdings *	950	2,650,082
Chipotle Mexican Grill, Cl A *	2,000	3,884,400
Floor & Decor Holdings, Cl A *	7,500	618,000
Home Depot	11,990	3,413,433
Lululemon Athletica *	4,000	1,573,920
NIKE, Cl B	14,100	1,449,057
O’Reilly Automotive *	3,920	3,647,325
Starbucks	20,750	1,913,980
Tesla *	16,645	3,342,982
TJX	20,700	1,823,049

		43,892,635

Consumer Staples — 2.6%
Coca-Cola	36,950	2,087,306
Costco Wholesale	6,082	3,359,940
Monster Beverage *	22,000	1,124,200

		6,571,446

Energy — 0.9%
Hess	15,000	2,166,000

Financials — 8.6%
Cboe Global Markets	13,700	2,245,293
Mastercard, Cl A	19,860	7,474,311
Moody’s	11,405	3,512,740
Visa, Cl A	37,200	8,745,720

		21,978,064

Health Care — 14.5%
Abbott Laboratories	11,000	1,040,050
AbbVie	15,000	2,117,700
Boston Scientific *	53,300	2,728,427
Charles River Laboratories International *	5,050	850,218
Danaher	14,700	2,822,694
Edwards Lifesciences *	19,400	1,236,168
Eli Lilly	17,400	9,638,382
Humana	6,800	3,561,092
Intuitive Surgical *	8,100	2,123,982
Merck	10,600	1,088,620
Seagen *	11,750	2,500,518
UnitedHealth Group	10,700	5,730,492
Zoetis, Cl A	9,435	1,481,295

		36,919,638

Industrials — 3.8%
Canadian Pacific Kansas City	45,500	3,229,135
Fortive	22,400	1,462,272
Uber Technologies *	62,100	2,687,688
Union Pacific	11,200	2,325,232

		9,704,327

Information Technology — 39.0%
Accenture, Cl A	4,500	1,336,905
Adobe *	9,400	5,001,364
Advanced Micro Devices *	30,850	3,038,725

Description	Shares	Value
Apple	144,900	$24,744,573
Globant *	8,900	1,515,581
Intuit	3,700	1,831,315
Lam Research	400	235,288
Marvell Technology	47,635	2,249,325
Microsoft	107,515	36,351,897
NVIDIA	30,400	12,397,119
QUALCOMM	7,900	861,021
ServiceNow *	8,800	5,120,279
Snowflake, Cl A *	6,050	878,037
Workday, Cl A *	16,300	3,450,873

		99,012,302

Materials — 0.9%
Sherwin-Williams	10,100	2,405,921

Real Estate — 0.4%
American Tower ‡	5,300	944,407

Total Common Stock (Cost $111,242,270)		254,149,213

Total Investments — 100.0% (Cost $111,242,270)		$254,149,213

Percentages are based on Net Assets of $254,273,476.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

See “Glossary” for abbreviations.

FIA-QH-001-3200

1

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 31.5%
U.S. Treasury Bills
5.363%, 11/14/23 (A)	$2,000,000	$1,996,180
5.324%, 11/07/23 (A)	1,000,000	999,120
U.S. Treasury Bonds
4.375%, 08/15/43	100,000,000	89,187,499
4.125%, 08/15/53	5,000,000	4,277,344
4.000%, 11/15/42	80,000,000	67,818,750
4.000%, 11/15/52	55,000,000	45,963,672
3.875%, 05/15/43	85,000,000	70,589,844
3.625%, 02/15/53	25,000,000	19,480,469
3.250%, 05/15/42	125,000,000	95,190,430
0.000%, 08/15/43 (B)	20,000,000	7,083,537
U.S. Treasury Notes
4.625%, 02/28/25	65,000,000	64,438,867
4.500%, 11/30/24	50,000,000	49,505,860
4.375%, 10/31/24	65,000,000	64,319,531
4.250%, 12/31/24	94,000,000	92,799,297
4.125%, 09/30/27	130,000,000	126,531,640
3.875%, 08/15/33	60,000,000	55,228,125

Total U.S. Treasury Obligations (Cost $933,889,707)		855,410,165

CORPORATE OBLIGATIONS — 20.7%

Consumer Discretionary — 2.9%
Airswift Global
14.110%, SOFRRATE + 8.762%, 05/12/25 (C)(D)	7,000,000	7,240,742
Choice Hotels International
3.700%, 01/15/31	3,000,000	2,359,570
3.700%, 12/01/29	8,000,000	6,551,894
JBS USA LUX
6.750%, 03/15/34 (D)	10,000,000	9,370,800
MajorDrive Holdings IV
6.375%, 06/01/29 (D)	29,685,000	23,005,874
NES Fircroft Bondco
11.750%, 09/29/26 (D)	2,750,000	2,830,581
Nissan Motor Acceptance
7.050%, 09/15/28 (D)	2,000,000	1,975,266
STL Holding
7.500%, 02/15/26 (D)	16,460,000	15,390,100
TransJamaican Highway
5.750%, 10/10/36 (D)	1,378,217	1,137,029
VistaJet Malta Finance
7.875%, 05/01/27 (D)	14,863,000	11,430,836
6.375%, 02/01/30 (D)	2,000,000	1,333,785

		82,626,477

Consumer Staples — 0.3%
J M Smucker
6.200%, 11/15/33	5,000,000	4,860,096
Philip Morris International
5.125%, 02/15/30	2,500,000	2,355,153

		7,215,249

Energy — 6.1%
Apache
7.750%, 12/15/29	4,138,000	4,241,450
Barclays
6.692%, SOFRRATE + 2.620%, 09/13/34 (C)	2,000,000	1,891,460
Colonial Pipeline
8.375%, 11/01/30 (D)	500,000	540,679

Description	Face Amount	Value
Farmers Exchange Capital
7.200%, 07/15/48 (D)	$2,000,000	$1,794,097
Intesa Sanpaolo MTN
4.000%, 09/23/29 (D)	5,000,000	4,166,977
New England Power
2.807%, 10/06/50 (D)	5,000,000	2,717,746
Paratus Energy Services
10.000% PIK, 07/15/26 (D)	90,830,719	87,163,774
10.000% PIK, 07/15/26	24,586,317	23,593,738
Petroleos Mexicanos
10.000%, 02/07/33 (D)	2,000,000	1,768,506
Puffin Finance Sarl
15.000%, 09/11/25	14,000,000	14,525,508
Reliance Industries
2.875%, 01/12/32 (D)	2,000,000	1,558,191
Transocean
11.500%, 01/30/27 (D)	17,500,000	18,211,025
Waldorf Energy Finance
12.000%, 03/02/26	1,000,000	800,000

		162,973,151

Financials — 7.4%
BAC Capital Trust XIV
6.071%, TSFR3M + 0.662%, 09/15/72 (C)	9,870,000	7,312,683
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/26 (C)(D)	7,000,000	6,934,349
Barclays
8.000%, H15T5Y + 5.431%, 12/15/71 (C)	30,250,000	26,756,124
Charles Schwab
4.000%, H15T10Y + 3.079%, 03/01/72 (C)	2,000,000	1,364,836
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/34 (C)	5,000,000	4,647,672
Comerica
4.000%, 02/01/29	13,300,000	10,881,227
Comerica Bank
7.875%, 09/15/26	24,790,000	24,866,220
Credit Suisse
4.750%, 08/09/24	15,000,000	14,801,831
Credit Suisse Group
5.100%, H15T5Y + 3.293%, 07/24/72 (E)	10,000,000	500,000
Deutsche Bank
7.500%, USISDA05 + 5.003%, 04/30/72 (C)	4,000,000	3,544,234
7.146%, SOFRRATE + 2.520%, 07/13/27 (C)	4,000,000	3,997,240
7.079%, SOFRRATE + 3.650%, 02/10/34 (C)	5,000,000	4,404,576
3.742%, SOFRRATE + 2.257%, 01/07/33 (C)	2,000,000	1,398,721
Enova International
8.500%, 09/15/25 (D)	3,007,000	2,828,508
Farmers Exchange Capital
7.050%, 07/15/28 (D)	11,075,000	10,905,083
Horace Mann Educators
7.250%, 09/15/28	5,000,000	4,993,010
KeyBank MTN
5.000%, 01/26/33	5,000,000	4,025,509

2

Description	Face Amount	Value
4.700%, 01/26/26	$20,750,000	$19,271,554
KeyCorp MTN
4.100%, 04/30/28	7,113,000	6,084,812
Royal Bank of Canada MTN
5.500%, 04/28/33	10,000,000	9,109,540
5.200%, 01/31/33	3,000,000	2,688,739
SBL Holdings
7.000%, H15T5Y + 5.580%, 05/13/72 (C)(D)	2,500,000	1,519,049
6.500%, H15T5Y + 5.620%, 11/13/71 (C)(D)	14,492,000	8,174,180
Synchrony Bank
5.400%, 08/22/25	8,144,000	7,777,485
Synovus Bank
5.625%, 02/15/28	8,000,000	7,105,079
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34 (C)	4,000,000	3,684,270
3.700%, H15T5Y + 2.541%, 01/15/72 (C)	3,273,000	2,297,761

		201,874,292

Industrials — 1.1%
AerCap Ireland Capital DAC
1.750%, 10/29/24	4,000,000	3,819,331
Boeing
2.950%, 02/01/30	3,344,000	2,761,529
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26 (D)	3,100,000	2,931,236
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	5,341,341
Equifax
3.100%, 05/15/30	3,000,000	2,462,828
Flowserve
3.500%, 10/01/30	4,000,000	3,217,460
Leidos
2.300%, 02/15/31	3,291,000	2,475,139
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	2,723,536
Regal Rexnord
6.300%, 02/15/30 (D)	4,500,000	4,234,434

		29,966,834

Information Technology — 1.7%
Apple
4.850%, 05/10/53	7,000,000	6,080,479
3.850%, 05/04/43	10,000,000	7,733,912
Avnet
3.000%, 05/15/31	7,000,000	5,298,479
Kyndryl Holdings
4.100%, 10/15/41	11,130,000	6,904,888
Motorola Solutions
4.600%, 05/23/29	21,435,000	19,973,503

		45,991,261

Materials — 0.4%
AmeriTex HoldCo Intermediate
10.250%, 10/15/28 (D)	3,450,000	3,261,975
Mineral Resources
8.125%, 05/01/27 (D)	8,136,000	7,915,112
Nacional del Cobre de Chile
3.150%, 01/15/51 (D)	500,000	261,794

		11,438,881

Description	Face Amount	Value
Real Estate — 0.2%
GLP Capital
3.250%, 01/15/32 ‡	$750,000	$567,266
Invitation Homes Operating Partnership
2.000%, 08/15/31 ‡	2,000,000	1,440,056
Sabra Health Care
3.200%, 12/01/31 ‡	3,920,000	2,876,925

		4,884,247

Utilities — 0.6%
Pacific Gas and Electric
4.500%, 07/01/40	11,000,000	7,807,471
3.750%, 08/15/42	5,000,000	3,075,106
Sempra
6.000%, 10/15/39	6,000,000	5,487,890

		16,370,467

Total Corporate Obligations (Cost $621,890,116)		563,340,859

ASSET-BACKED SECURITIES — 16.6%

Automotive — 8.6%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (D)	13,000,000	12,704,204
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl E
3.650%, 12/14/26 (D)	4,000,000	3,946,995
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl C
5.590%, 04/12/29 (D)	5,000,000	4,889,057
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl D
6.470%, 08/13/29 (D)	4,000,000	3,894,078
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (D)	5,000,000	4,917,273
Avid Automobile Receivables Trust, Ser 2023-1, Cl E
11.140%, 05/15/29 (D)	5,595,000	5,720,757
CarNow Auto Receivables Trust, Ser 2021-2A, Cl C
1.690%, 03/15/27 (D)	3,330,000	3,280,310
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (D)	4,000,000	3,690,010
CarNow Auto Receivables Trust, Ser 2023-1A, Cl E
12.040%, 04/16/29 (D)	5,000,000	4,794,559
Chase Issuance Trust, Ser 2023- A2, Cl A
5.080%, 09/15/30	7,000,000	6,845,309
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (D)	7,000,000	6,522,271
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (D)	6,055,000	6,052,623

3

Description	Face Amount	Value
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (D)	$5,428,143	$5,374,857
DT Auto Owner Trust, Ser 2020-1A, Cl E
3.480%, 02/16/27 (D)	4,500,000	4,380,921
DT Auto Owner Trust, Ser 2020-3A, Cl D
1.840%, 06/15/26 (D)	2,000,000	1,907,526
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/27 (D)	5,500,000	5,015,217
First Investors Auto Owner Trust 2023-1, Ser 2023-1A, Cl D
7.740%, 01/15/31 (D)	9,000,000	8,940,231
First Investors Auto Owner Trust, Ser 2020-1A, Cl E
4.630%, 06/16/26 (D)	5,510,000	5,466,040
First Investors Auto Owner Trust, Ser 2020-1A, Cl F
7.070%, 06/15/27 (D)	5,300,000	5,274,403
First Investors Auto Owner Trust, Ser 2022-1A, Cl E
5.410%, 06/15/29 (D)	2,280,000	2,059,739
Flagship Credit Auto Trust, Ser 2019-2, Cl D
3.530%, 05/15/25 (D)	3,059,253	3,025,837
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (D)	7,931,000	7,305,489
Flagship Credit Auto Trust, Ser 2020-2, Cl E
8.220%, 09/15/27 (D)	8,000,000	7,832,232
Ford Credit Auto Lease Trust 2023- B, Ser 2023-B, Cl C
6.430%, 04/15/27	5,000,000	4,973,050
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (D)	4,230,000	3,751,340
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl D
3.840%, 05/15/26 (D)	6,000,000	5,930,740
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl D
3.680%, 11/16/26 (D)	5,000,000	4,866,056
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl E
3.510%, 10/15/27 (D)	650,000	615,922
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl E
5.640%, 05/15/29 (D)	4,000,000	3,676,492
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl E
8.350%, 10/15/29 (D)	1,990,000	1,941,377
Hertz Vehicle Financing, Ser 2021- 1A, Cl D
3.980%, 12/26/25 (D)	10,000,000	9,493,870
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (D)	3,000,000	2,778,994

Description	Face Amount	Value
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl F
10.120%, 01/16/29 (D)	$27,740,000	$27,852,268
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (D)	6,250,000	6,188,373
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (D)	4,000,000	3,859,675
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (D)	11,910,000	11,773,951
United Auto Credit Securitization Trust, Ser 2022-2, Cl D
6.840%, 01/10/28 (D)	5,389,000	5,309,097
Veros Auto Receivables Trust, Ser 2021-1, Cl C
3.640%, 08/15/28 (D)	4,320,000	4,082,787
VFI ABS 2023-1, Ser 2023-1A, Cl B
7.780%, 08/24/29 (D)	10,000,000	10,006,446

		230,940,376

Credit Card — 0.3%
Capital One Multi-Asset Execution Trust, Ser 2023-A1, Cl A
4.420%, 05/15/28	4,000,000	3,887,190
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl A
2.500%, 09/21/26 (D)	3,000,000	2,886,401
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl C
5.200%, 09/21/26 (D)	1,780,000	1,662,380

		8,435,971

Other Asset-Backed Securities — 7.7%
510 Asset Backed Trust, Ser 2021- NPL1, Cl A2
3.967%, 06/25/61 (D)(F)	20,000,000	16,938,212
510 Asset Backed Trust, Ser 2021- NPL2, Cl A2
4.090%, 06/25/61 (D)(F)	7,000,000	5,935,822
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl D
2.300%, 11/22/27 (D)	1,250,000	1,181,274
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E
9.320%, 10/22/29 (D)	2,600,000	2,481,584
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (D)	5,993,367	5,410,228
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (D)	1,254,458	1,090,796
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, US0001M + 2.250%, 02/25/37 (C)(E)(G)	1,000,000	—
CF Hippolyta Issuer, Ser 2020-1, Cl A2
1.990%, 07/15/60 (D)	5,256,424	4,380,260

4

Description	Face Amount	Value
CIFC Funding, Ser 2018-1A, Cl A
6.657%, TSFR3M + 1.262%, 04/18/31 (C)(D)	$9,816,346	$9,772,693
CIFC Funding, Ser 2022-2A, Cl A1
6.717%, TSFR3M + 1.320%, 04/19/35 (C)(D)	4,500,000	4,436,420
CIFC Funding, Ser 2022-2A, Cl B
7.247%, TSFR3M + 1.850%, 04/19/35 (C)(D)	9,125,000	8,919,888
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (D)	2,412,634	2,375,988
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (D)	2,624,435	2,342,470
Harley Marine Financing, Ser 2018-1A, Cl A2
6.682%, 05/15/43 (D)(F)	9,484,489	9,489,753
Harley Marine Financing, Ser 2018-1A, Cl B
8.869%, 05/15/43 (D)(F)	6,000,000	6,003,336
JG Wentworth XXI LLC, Ser 2010- 2A, Cl B
7.450%, 01/15/50 (D)	922,503	919,941
JGWPT XXVI LLC, Ser 2012-2A, Cl B
6.770%, 10/17/61 (D)	1,305,162	1,222,918
Kapitus Asset Securitization, Ser 2022-1A, Cl A
3.382%, 07/10/28 (D)	8,000,000	7,565,257
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
6.736%, TSFR3M + 1.342%, 07/16/31 (C)(D)	11,744,384	11,695,480
Libra Solutions, Ser 2023-1A, Cl A
7.000%, 02/15/35 (D)	3,473,454	3,456,063
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (D)	5,040,676	5,044,281
Marlette Funding Trust, Ser 2020- 1A, Cl D
3.540%, 03/15/30 (D)	435,814	429,728
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (D)	2,553,514	1,966,157
OHA Credit Funding 7, Ser 2022- 7A, Cl AR
6.697%, TSFR3M + 1.300%, 02/24/37 (C)(D)	25,000,000	24,730,300
Oportun Issuance Trust, Ser 2022- A, Cl C
7.400%, 06/09/31 (D)	3,000,000	2,831,773
Orange Lake Timeshare Trust, Ser 2019-A, Cl C
3.610%, 04/09/38 (D)	1,010,439	958,811
Orange Lake Timeshare Trust, Ser 2019-A, Cl D
4.930%, 04/09/38 (D)	166,725	156,660
Pawneee Equipment Receivables, Ser 2021-1, Cl C
2.300%, 07/15/27 (D)	4,700,000	4,321,596

Description	Face Amount	Value
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (D)	$4,000,000	$3,796,303
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (D)(F)	4,755,000	3,607,071
PRET, Ser 2021-NPL5, Cl A2
4.704%, 10/25/51 (D)(F)	7,000,000	6,055,553
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (D)(F)	6,478,007	5,803,597
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (C)(D)	6,000,000	5,164,176
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (D)(F)	9,000,000	7,432,309
Pretium Mortgage Credit Partners I, Ser 2021-NPL2, Cl A2
3.844%, 06/27/60 (D)(F)	2,750,000	2,123,928
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (D)(F)	8,000,000	7,149,894
PRPM, Ser 2021-5, Cl A2
3.721%, 06/25/26 (D)(F)	5,000,000	4,080,186
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (D)	1,715,776	926,605
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (D)	1,330,485	1,319,903
Textainer Marine Containers VII, Ser 2020-2A, Cl B
3.340%, 09/20/45 (D)	1,405,436	1,236,310
Triton Container Finance VIII, Ser 2020-1A, Cl B
3.740%, 09/20/45 (D)	737,917	640,253
VOLT CIII, Ser 2021-CF1, Cl A2
3.967%, 08/25/51 (D)(F)	3,303,000	2,731,228
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (D)(F)	4,000,000	3,291,456
VR Funding, Ser 2020-1A, Cl A
2.790%, 11/15/50 (D)	5,993,978	5,250,884
VR Funding, Ser 2020-1A, Cl C
6.420%, 11/15/50 (D)	3,707,500	3,447,116

		210,114,461

Student Loan — 0.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (D)	1,101,534	1,016,903

Total Asset-Backed Securities (Cost $474,392,310)		450,507,711

MORTGAGE-BACKED SECURITIES — 16.5%

Agency Mortgage-Backed Obligation — 5.4%
FHLMC
6.000%, 08/01/53	41,225,160	40,200,050
FHLMC STRIPS, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	474,158	45,338
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	4,980,087	4,442,863
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	688,550	10,989
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	342,426	1,503

5

Description	Face Amount	Value
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	$876,699	$29,420
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	11,548,990	1,739,919
FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	3,708,430	796,481
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	2,567,317	85,884
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	7,224,172	691,478
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	1,809,642	63,617
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	5,890,035	1,013,205
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	3,542,232	190,946
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	249,701	39,610
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	4,415,170
FHLMC, Ser 2019-4908, Cl AS, IO
0.665%, SOFR30A + 5.986%, 01/25/45 (C)	9,424,662	817,837
FHLMC, Ser 2021-5085, Cl IG, IO
2.500%, 03/25/51	20,575,584	2,606,186
FHLMC, Ser 2022-5202, Cl KI, IO
3.500%, 06/25/49	15,323,463	2,628,653
FNMA
6.000%, 09/01/53	19,912,489	19,276,636
5.500%, 05/01/44	3,300,301	3,243,254
4.500%, 08/01/41	1,879,438	1,735,179
3.000%, 10/01/32 to 11/01/46	4,944,785	4,203,348
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	1,040,590	195,139
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	802,177	130,874
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	1,462,796	262,318
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	1,451,049	238,568
FNMA STRIPS, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	1,863,761	55,180
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	1,756,281	121,074
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	453,814	9,884
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	1,979,549	1,850,127
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	2,577,277	193,937
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	4,479,234
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	982,807	38,117

Description	Face Amount	Value
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	$3,919,419	$368,929
FNMA, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	6,656,920	1,111,918
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	5,443,461	1,190,775
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	4,479,761	735,699
FNMA, Ser 2020-44, Cl MI, IO
2.500%, 01/25/57	12,154,066	1,865,068
GNMA, Ser 2013-170, Cl QI, IO
3.173%, 11/20/43 (C)	7,065,026	835,309
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	276,179	1,835
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	2,201,564	117,016
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	1,908,067	150,468
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	1,842,686	38,231
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	9,790,741	1,661,170
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	1,644,220	35,028
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	14,331,890	3,155,951
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	786,864	16,484
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	19,893,099	2,295,773
GNMA, Ser 2020-191, Cl CT
1.250%, 12/20/50	3,877,184	2,755,669
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	26,319,931	3,339,275
GNMA, Ser 2023-59, Cl G
6.000%, 03/20/50	19,361,355	18,901,142
GNMA, Ser 2023-93, Cl B
5.500%, 12/20/44	12,655,777	12,176,627

		146,604,385

Commercial Mortgage-Backed Obligation — 9.9%
280 Park Avenue Mortgage Trust, Ser 280P, Cl F
8.463%, TSFR1M + 3.127%, 09/15/34 (C)(D)	12,500,000	10,067,234
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (C)	106,656	102,208
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (D)	8,000,000	3,241,418
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (D)	13,000,000	6,070,565
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (D)	10,000,000	7,516,244
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.544%, 03/09/44 (C)(D)	8,000,000	6,480,750

6

Description	Face Amount	Value
BXMT, Ser 2020-FL2, Cl A
6.350%, TSFR1M + 1.014%, 02/15/38 (C)(D)	$8,861,368	$8,498,168
CAFL, Ser 2022-RTL1, Cl A1
4.250%, 05/28/29 (F)	7,000,000	6,667,084
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.035%, 06/10/48 (C)	5,000,000	3,825,000
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
5.003%, 04/10/47 (C)(D)	9,500,000	8,258,697
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.433%, 12/10/47 (C)	4,000,000	3,369,586
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.299%, 02/10/48 (C)(D)	9,000,000	7,002,632
Credit Suisse First Boston Mortgage Securities, Ser 2005- C2, Cl AMFL
5.700%, TSFR1M + 0.364%, 04/15/37 (C)	29,284	29,166
Credit Suisse First Boston Mortgage Securities, Ser 2005- C2, Cl AMFX
4.877%, 04/15/37	2,617	2,569
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/49 (D)(F)	2,319,722	2,095,071
DROP Mortgage Trust, Ser 2021- FILE, Cl D
8.199%, TSFR1M + 2.864%, 10/15/43 (C)(D)	15,000,000	10,808,764
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.943%, 11/25/52 (C)(D)	32,575,053	26,633,883
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A
3.144%, 12/10/36 (D)	10,000,000	9,574,514
FREMF Mortgage Trust, Ser 2016- K54, Cl C
4.052%, 04/25/48 (C)(D)	5,000,000	4,750,963
FREMF Mortgage Trust, Ser 2016- K57, Cl C
3.918%, 08/25/49 (C)(D)	8,840,000	8,262,209
GNMA, Ser 2022-182, Cl PO, PO
0.000%, 10/20/52 (B)(H)	34,638,660	23,050,856
GNMA, Ser 2023-122, Cl G
5.500%, 05/20/46	10,921,217	10,617,309
GNMA, Ser 2023-151, Cl PO, PO
0.000%, 10/20/53 (B)(H)	34,615,386	23,271,999
GNMA, Ser 2023-163, Cl B
6.000%, 02/20/48	22,000,000	21,867,511
GNMA, Ser 2023-163, Cl LB
6.000%, 02/20/48	10,000,000	9,831,713
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (C)(D)	2,500,000	2,037,761
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.328%, 06/15/49 (C)	4,328,000	3,022,850

Description	Face Amount	Value
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl AJ
6.349%, 02/15/51 (C)	$556,873	$542,697
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl J
5.994%, 02/15/51 (C)(E)(G)	1,000,000	—
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (D)	3,000,000	2,730,398
MFA Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (C)(D)	4,000,000	2,986,766
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016- C29, Cl C
4.721%, 05/15/49 (C)	2,413,000	2,073,110
TRTX Issuer, Ser 2021-FL4, Cl C
7.850%, TSFR1M + 2.514%, 03/15/38 (C)(D)	10,000,000	9,158,920
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.729%, 01/15/59 (C)	5,000,000	4,374,433
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (C)(D)	2,000,000	1,540,857
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,296,216
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.058%, 08/17/36 (C)(D)	5,000,000	4,413,048
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
5.053%, 03/15/46 (C)	3,000,000	2,949,469
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (C)(D)	7,310,000	6,211,372

		268,234,010

Non-Agency Residential Mortgage-Backed Obligation — 1.2%
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (C)(D)	2,071,409	1,595,732
Arroyo Mortgage Trust, Ser 2019-2, Cl A2
3.498%, 04/25/49 (C)(D)	1,985,593	1,801,797
CAFL, Ser 2021-RTL1, Cl A1
2.239%, 03/28/29 (D)(F)	2,000,000	1,855,420
FirstKey Mortgage Trust, Ser 2015- 1, Cl A3
3.500%, 03/25/45 (C)(D)	815,842	693,286
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (C)(D)	121,368	108,271
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (C)(D)	1,421,100	1,219,807
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (C)(D)	565,875	474,205
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (D)(F)	5,000,000	4,719,108

7

Description	Face Amount	Value
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.845%, 04/25/43 (C)(D)	$46,683,577	$1,078,820
Sequoia Mortgage Trust, Ser 2017- CH1, Cl A2
3.500%, 08/25/47 (C)(D)	62,876	55,382
Toorak Mortgage, Ser 2021-1, Cl M1
5.805%, 06/25/24 (D)(F)	15,000,000	14,427,593
Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Cl A1
3.000%, 12/25/49 (C)(D)	2,390,724	1,884,937
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.919%, 06/20/44 (C)(D)	453,263	405,379
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (C)(D)	118,420	105,506
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (C)(D)	332,144	279,659
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (C)(D)	421,672	355,906
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (C)(D)	542,341	471,002

		31,531,810

Total Mortgage-Backed Securities (Cost $496,278,288)		446,370,205

COLLATERALIZED LOAN OBLIGATIONS — 8.8%
AMMC CLO 26, Ser 2023-26A, Cl B1
7.844%, TSFR3M + 2.450%, 04/15/36 (C)(D)	7,500,000	7,516,283
Battalion CLO 17, Ser 2021-17A, Cl B
7.277%, TSFR3M + 1.862%, 03/09/34 (C)(D)	5,000,000	4,929,195
BCC Middle Market CLO, Ser 2018-1A, Cl A1A
7.227%, TSFR3M + 1.812%, 10/20/30 (C)(D)	12,841,184	12,752,965
Benefit Street Partners CLO VIII, Ser 2018-8A, Cl A1AR
6.777%, TSFR3M + 1.362%, 01/20/31 (C)(D)	380,222	379,676
BlueMountain CLO, Ser 2021-2A, Cl A2R2
7.341%, TSFR3M + 1.962%, 08/20/32 (C)(D)	10,000,000	9,818,880
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
6.836%, TSFR3M + 1.442%, 01/14/32 (C)(D)	24,855,641	24,793,775
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A
6.699%, TSFR3M + 1.312%, 07/27/31 (C)(D)	14,029,979	13,985,925

Description	Face Amount	Value
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
6.796%, TSFR3M + 1.402%, 07/15/31 (C)(D)	$15,528,903	$15,492,100
Elmwood CLO 20, Ser 2022-7A, Cl B1
8.153%, TSFR3M + 2.750%, 10/17/34 (C)(D)	5,625,000	5,610,594
Golub Capital Partners, Ser 2017-17A, Cl A1R
7.290%, TSFR3M + 1.912%, 10/25/30 (C)(D)	6,666,217	6,638,399
Golub Capital Partners, Ser 2017-21A, Cl AR
7.110%, TSFR3M + 1.732%, 01/25/31 (C)(D)	9,746,470	9,700,360
Golub Capital Partners, Ser 2017-22A, Cl AR
6.857%, TSFR3M + 1.442%, 01/20/31 (C)(D)	7,944,422	7,911,477
Golub Capital Partners, Ser 2017- 23A, Cl AR
6.877%, TSFR3M + 1.462%, 01/20/31 (C)(D)	17,473,557	17,421,555
Golub Capital Partners, Ser 2017- 24A, Cl AR
7.254%, TSFR3M + 1.862%, 11/05/29 (C)(D)	8,037,039	8,009,167
Golub Capital Partners, Ser 2018- 36A, Cl A
6.954%, TSFR3M + 1.562%, 02/05/31 (C)(D)	9,985,916	9,919,939
Golub Capital Partners, Ser 2021- 19RA, Cl B1R2
7.227%, TSFR3M + 1.812%, 04/20/34 (C)(D)	20,000,000	19,581,759
Invesco CLO, Ser 2022-3A, Cl B
8.162%, TSFR3M + 2.750%, 10/22/35 (C)(D)	6,000,000	5,984,754
Oaktree CLO, Ser 2021-3A, Cl BR
7.427%, TSFR3M + 2.012%, 10/20/34 (C)(D)	13,500,000	13,141,359
Texas Debt Capital CLO, Ser 2023-1A, Cl A
7.216%, TSFR3M + 1.800%, 04/20/36 (C)(D)	4,000,000	4,005,576
Venture 37 CLO, Ser 2021-37A, Cl BR
7.406%, TSFR3M + 2.012%, 07/15/32 (C)(D)	10,000,000	9,688,150
Venture XIX, Ser 2018-19A, Cl ARR
6.916%, TSFR3M + 1.522%, 01/15/32 (C)(D)	19,250,000	19,170,440
Zais, Ser 2017-1A, Cl A2
7.156%, TSFR3M + 1.762%, 07/15/29 (C)(D)	11,250,000	11,150,584

Total Collateralized Loan Obligations (Cost $239,593,197)		237,602,912

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FAMC
6.125%, 10/27/32	3,000,000	2,930,324

8

Description	Face Amount	Value
FFCB
6.330%, 06/07/38	$2,500,000	$2,433,839
6.250%, 07/26/38	2,000,000	1,950,879
6.080%, 04/28/33	5,000,000	4,875,088
6.050%, 08/22/31	3,000,000	2,929,233
5.930%, 03/28/33	3,000,000	2,909,974
5.700%, 03/23/26	3,000,000	2,980,952
5.560%, 06/06/25	2,000,000	1,989,125
5.490%, 09/22/42	1,000,000	894,934
5.360%, 06/16/33	2,000,000	1,902,179
FHLB
7.000%, 10/17/33	3,000,000	2,994,129
6.610%, 11/09/34	2,000,000	1,973,499
6.500%, 09/13/38	2,500,000	2,450,958
6.230%, 12/28/37	2,000,000	1,942,304
6.110%, 12/21/32	12,000,000	11,712,692
6.050%, 07/19/38	2,000,000	1,922,943
6.000%, 04/12/38	3,000,000	2,879,996
5.940%, 04/20/43	2,000,000	1,899,481
2.150%, 09/23/36	1,500,000	988,170
FHLMC
7.000%, 10/30/43	1,000,000	1,000,000
6.150%, 09/28/28	3,000,000	2,968,861
6.000%, 09/18/26	2,500,000	2,485,936

Total U.S. Government Agency Obligations (Cost $62,990,265)		61,015,496

MUNICIPAL BONDS — 1.6%
Board of Regents of the University of Texas System, Build America Bonds, Ser D, Cl D, RB
5.134%, 08/15/42	3,000,000	2,785,726
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	6,154,558	5,015,965
Mission, Economic Development, RB
8.550%, 12/01/21(E)(G)	2,125,000	21,250
Mission, Economic Development, RB
10.875%, 12/01/28(E)(G)	3,315,000	33,150
9.750%, 12/01/25(E)(G)	3,045,000	30,450
North Texas Tollway Authority, RB
8.410%, 02/01/30	1,959,000	2,104,272
Northwest Independent School District, Ser A, GO, PSF-GTD
1.776%, 02/15/31	2,000,000	1,570,439
1.836%, 02/15/32	1,890,000	1,438,578
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, Cl A, RB, CITY APPROP ST AID WITHHLDG
8.000%, 05/15/29	5,000,000	5,004,981
State of Illinois, Ser A, GO
3.140%, 10/01/24	14,460,000	14,088,487
Texas State, Transportation Commission State Highway Fund, RB
4.000%, 10/01/33	3,000,000	2,669,261

Description	Face Amount	Value
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	$3,980,000	$3,899,628
USAFA Visitor’s Center Business Improvement District, Ser B, RB
6.750%, 12/01/42(D)	5,000,000	4,267,480

Total Municipal Bonds (Cost $54,241,924)		42,929,667

	Shares
COMMON STOCK — 0.6%
Energy — 0.6%
Paratus Energy Services *(G)	27,666	15,106,308

Total Common Stock (Cost $–)		15,106,308

	Face Amount
SOVEREIGN DEBT — 0.3%
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	3,577,131
Kenya Government International Bond
7.250%, 02/28/28 (D)	3,000,000	2,430,000
Provincia de Buenos Aires
6.375%, 09/01/24 (D)(F)	333,959	106,032
Ukraine Government International Bond
7.750%, 09/01/24 (E)	5,000,000	1,563,860

Total Sovereign Debt (Cost $12,375,564)		7,677,023

Total Investments — 98.9% (Cost $2,895,651,371)		$2,679,960,346

Percentages are based on Net Assets of $2,709,830,091.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2023 was $1,099,682,358 and represents 40.6% of Net Assets.

(E)	Security in default on interest payments.
(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2023. The coupon on a step bond changes on a specific date.
(G)	Level 3 security in accordance with fair value hierarchy.
(H)	PO - Principal Only

See “Glossary” for abbreviations.

FIA-QH-001-3200

9

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 42.2%

Communication Services — 3.8%
ANGI Group
3.875%, 08/15/28 (A)	$2,000,000	$1,499,986
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (A)	900,000	814,500
T-Mobile USA
3.500%, 04/15/31	3,000,000	2,490,458
Warnermedia Holdings
4.279%, 03/15/32	1,750,000	1,450,952

		6,255,896

Consumer Discretionary — 12.9%
Airswift Global
14.110%, SOFRRATE + 8.762%, 05/12/25 (A)(B)	2,000,000	2,068,784
APX Group
5.750%, 07/15/29 (A)	3,000,000	2,494,091
Beazer Homes USA
7.250%, 10/15/29 (A)	1,000,000	912,304
Bloomin’ Brands
5.125%, 04/15/29 (A)	2,500,000	2,168,032
Choice Hotels International
3.700%, 12/01/29	2,000,000	1,637,973
Dillard’s
7.000%, 12/01/28	500,000	492,140
Imperial Brands Finance
6.125%, 07/27/27 (A)	500,000	495,502
JBS USA LUX
6.750%, 03/15/34 (A)	2,000,000	1,874,160
MajorDrive Holdings IV
6.375%, 06/01/29 (A)	3,000,000	2,325,000
NES Fircroft Bondco
11.750%, 09/29/26 (A)	500,000	514,651
Nissan Motor Acceptance
7.050%, 09/15/28 (A)	1,000,000	987,633
STL Holding
7.500%, 02/15/26 (A)	2,000,000	1,870,000
Tractor Supply
5.250%, 05/15/33	500,000	457,704
Upbound Group
6.375%, 02/15/29 (A)	1,000,000	860,000
VistaJet Malta Finance
7.875%, 05/01/27 (A)	2,500,000	1,922,700

		21,080,674

Consumer Staples — 3.1%
J M Smucker
6.500%, 11/15/53	2,000,000	1,885,745
Philip Morris International
5.125%, 02/15/30	2,000,000	1,884,122
Walgreens Boots Alliance
4.800%, 11/18/44	2,000,000	1,334,041

		5,103,908

Energy — 2.3%
Borr IHC
10.000%, 11/15/28 (A)	1,200,000	1,194,278
Colonial Pipeline
8.375%, 11/01/30 (A)	1,500,000	1,622,038
Puffin Finance Sarl
15.000%, 09/11/25	1,000,000	1,037,536

		3,853,852

Description	Face Amount	Value
Financials — 5.8%
Athene Holding
6.150%, 04/03/30	$500,000	$486,031
Charles Schwab
4.000%, H15T10Y + 3.079%, 03/01/72 (B)	1,500,000	1,023,627
Deutsche Bank
7.146%, SOFRRATE + 2.520%, 07/13/27 (B)	1,000,000	999,310
Discover Financial Services
6.700%, 11/29/32	2,000,000	1,852,818
Royal Bank of Canada MTN
5.200%, 01/31/33	1,000,000	896,246
UBS
5.125%, 05/15/24	1,500,000	1,477,836
UBS Group
6.373%, SOFRRATE + 3.340%, 07/15/26 (A)(B)	1,000,000	993,912
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34 (B)	1,000,000	921,068
Westpac Banking
2.894%, H15T5Y + 1.350%, 02/04/30 (B)	1,000,000	946,425

		9,597,273

Industrials — 8.2%
Boeing
5.150%, 05/01/30	2,000,000	1,873,900
2.196%, 02/04/26	1,000,000	918,831
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26 (A)	4,103,000	3,879,632
Flowserve
3.500%, 10/01/30	2,000,000	1,608,730
Icahn Enterprises
4.750%, 09/15/24	1,000,000	959,096
Lockheed Martin
5.250%, 01/15/33	1,500,000	1,445,277
Masco
7.750%, 08/01/29	1,088,000	1,166,995
nVent Finance Sarl
5.650%, 05/15/33	1,000,000	907,845
Regal Rexnord
6.300%, 02/15/30 (A)	500,000	470,493

		13,230,799

Information Technology — 2.9%
Apple
3.850%, 05/04/43	2,000,000	1,546,782
Consensus Cloud Solutions
6.000%, 10/15/26 (A)	1,000,000	926,213
Kyndryl Holdings
4.100%, 10/15/41	3,829,000	2,375,456

		4,848,451

Materials — 0.8%
AmeriTex HoldCo Intermediate
10.250%, 10/15/28 (A)	1,000,000	945,500
Mineral Resources
8.125%, 05/01/27 (A)	420,000	408,597

		1,354,097

Real Estate — 2.0%
GLP Capital
3.250%, 01/15/32 ‡	2,500,000	1,890,889

10

Description	Face Amount	Value
Sabra Health Care
3.200%, 12/01/31 ‡	$2,000,000	$1,467,818

		3,358,707

Utilities — 0.4%
Pacific Gas and Electric
4.500%, 07/01/40	1,000,000	709,770

Total Corporate Obligations (Cost $77,412,957)		69,393,427

ASSET-BACKED SECURITIES — 27.3%

Automotive — 13.1%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (A)	1,000,000	977,247
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl F
4.870%, 11/13/28 (A)	2,600,000	2,250,164
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl D
6.470%, 08/13/29 (A)	1,000,000	973,519
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (A)	1,000,000	983,455
Avid Automobile Receivables Trust, Ser 2019-1, Cl E
6.760%, 05/17/27 (A)	1,000,000	992,197
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,836,884
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	1,000,000	922,503
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	2,000,000	1,835,968
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (A)	1,590,000	1,481,487
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	500,000	499,804
DT Auto Owner Trust, Ser 2019-4A, Cl E
3.930%, 10/15/26 (A)	2,000,000	1,971,882
DT Auto Owner Trust, Ser 2020-3A, Cl E
3.620%, 10/15/27 (A)	1,500,000	1,432,176
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	1,443,000	1,272,184
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	1,000,000	886,842
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,362,468
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (A)	1,000,000	964,919

Description	Face Amount	Value
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (A)	$1,000,000	$988,577

		21,632,276

Credit Card — 1.1%
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl C
5.200%, 09/21/26 (A)	2,000,000	1,867,843

Other Asset-Backed Securities — 13.1%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	1,348,000	1,203,090
Audax Senior Debt 6, Ser 2021-6A, Cl B
7.627%, TSFR3M + 2.212%, 10/20/33 (A)(B)	1,000,000	946,637
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (A)	998,895	901,705
CIFC Funding, Ser 2018-1A, Cl C
7.407%, TSFR3M + 2.012%, 04/18/31 (A)(B)	500,000	484,286
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (A)	482,527	475,198
Credibly Asset Securitization II, Ser 2021-1A, Cl B
3.380%, 04/15/26 (A)	524,000	505,562
Harley Marine Financing, Ser 2018-1A, Cl A2
6.682%, 05/15/43 (A)(C)	1,663,945	1,664,868
Kapitus Asset Securitization, Ser 2022-1A, Cl A
3.382%, 07/10/28 (A)	1,500,000	1,418,486
LCM XXII, Ser 2018-22A, Cl BR
7.677%, TSFR3M + 2.262%, 10/20/28 (A)(B)	1,500,000	1,452,939
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (A)	694,691	695,188
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	183,794	161,152
NMEF Funding, Ser 2021-A, Cl D
5.780%, 12/15/27 (A)	1,300,000	1,269,637
OZLM Funding IV, Ser 2017-4A, Cl BR
7.874%, TSFR3M + 2.462%, 10/22/30 (A)(B)	2,000,000	1,991,325
Pawneee Equipment Receivables, Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	353,000	321,252
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	1,000,000	949,076
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (A)(C)	500,000	379,292
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (A)(C)	719,779	644,844
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (A)(B)	1,850,000	1,592,288

11

Description	Face Amount	Value
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (A)(C)	$1,000,000	$825,812
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (A)(C)	1,000,000	893,737
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	285,963	154,434
SCF Equipment Leasing, Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	1,500,000	1,361,751
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (A)	369,579	366,640
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (A)(C)	1,000,000	822,864

		21,482,063

Total Asset-Backed Securities (Cost $48,095,972)		44,982,182

COLLATERALIZED LOAN OBLIGATIONS — 21.5%
Apidos CLO XI, Ser 2021-11A, Cl ER3
12.234%, TSFR3M + 6.832%, 04/17/34 (A)(B)	1,000,000	946,639
BCC Middle Market, Ser 2018-1A, Cl B
8.677%, TSFR3M + 3.262%, 10/20/30 (A)(B)	1,000,000	971,000
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR
12.277%, TSFR3M + 6.862%, 07/20/29 (A)(B)	2,500,000	2,371,183
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
9.577%, TSFR3M + 4.162%, 07/20/29 (A)(B)	2,000,000	1,991,454
BlueMountain XXX, Ser 2022-30A, Cl ER
12.094%, TSFR3M + 6.700%, 04/15/35 (A)(B)	2,000,000	1,764,704
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
7.464%, TSFR3M + 2.062%, 04/17/31 (A)(B)	1,250,000	1,200,656
CARLYLE US, Ser 2018-1A, Cl B
7.527%, TSFR3M + 2.112%, 04/20/31 (A)(B)	2,000,000	1,930,562
Chenango Park, Ser 2018-1A, Cl B
7.506%, TSFR3M + 2.112%, 04/15/30 (A)(B)	1,000,000	970,576
Golub Capital Partners, Ser 2017- 17A, Cl BR
8.540%, TSFR3M + 3.162%, 10/25/30 (A)(B)	1,500,000	1,452,782
Golub Capital Partners, Ser 2017- 21A, Cl CR
8.090%, TSFR3M + 2.712%, 01/25/31 (A)(B)	3,000,000	2,867,697

Description	Face Amount	Value
Golub Capital Partners, Ser 2017-22A, Cl CR
7.527%, TSFR3M + 2.112%, 01/20/31 (A)(B)	$1,500,000	$1,450,143
Golub Capital Partners, Ser 2017-23A, Cl BR
7.227%, TSFR3M + 1.812%, 01/20/31 (A)(B)	1,000,000	968,934
Golub Capital Partners, Ser 2017-23A, Cl CR
7.477%, TSFR3M + 2.062%, 01/20/31 (A)(B)	2,000,000	1,951,042
Golub Capital Partners, Ser 2017-24A, Cl DR
9.554%, TSFR3M + 4.162%, 11/05/29 (A)(B)	2,000,000	1,909,746
Golub Capital Partners, Ser 2018-26A, Cl BR
7.227%, TSFR3M + 1.812%, 04/20/31 (A)(B)	1,000,000	969,936
Golub Capital Partners, Ser 2018-36A, Cl B
7.304%, TSFR3M + 1.912%, 02/05/31 (A)(B)	2,000,000	1,940,862
Golub Capital Partners, Ser 2018-36A, Cl C
7.754%, TSFR3M + 2.362%, 02/05/31 (A)(B)	1,500,000	1,426,131
MCF VIII, Ser 2018-1A, Cl B
7.407%, TSFR3M + 2.012%, 07/18/30 (A)(B)	3,000,000	2,918,805
Race Point IX, Ser 2017-9A, Cl BR
7.806%, TSFR3M + 2.412%, 10/15/30 (A)(B)	4,000,000	3,844,839
Race Point IX, Ser 2017-9A, Cl DR
12.556%, TSFR3M + 7.162%, 10/15/30 (A)(B)	2,000,000	1,541,890

Total Collateralized Loan Obligations (Cost $37,096,294)		35,389,581

MORTGAGE-BACKED SECURITIES — 4.2%

Commercial Mortgage-Backed Obligation — 3.6%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	466,967
BXMT, Ser 2020-FL2, Cl A
6.350%, TSFR1M + 1.014%, 02/15/38 (A)(B)	681,644	653,705
Cold Storage Trust, Ser 2020-ICE5, Cl E
8.216%, TSFR1M + 2.880%, 11/15/37 (A)(B)	982,991	970,658
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.433%, 12/10/47 (B)	1,000,000	842,396
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.299%, 02/10/48 (A)(B)	1,517,000	1,180,331
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.052%, 04/25/48 (A)(B)	1,000,000	950,193

12

Description	Face Amount	Value
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	$1,000,000	$849,709

		5,913,959

Non-Agency Residential Mortgage-Backed Obligation — 0.6%
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (A)(C)	1,000,000	943,822

Total Mortgage-Backed Securities (Cost $7,534,756)		6,857,781

	Shares
PREFERRED STOCK — 0.0%

Communication Services — 0.0%
MYT Holding LLC
10.000%, 06/07/29 (A)	64,528	40,653

Total Preferred Stock (Cost $64,528)		40,653

COMMON STOCK — 0.0%
Industrials — 0.0%
Erickson *(D)	3,761	38

Total Common Stock (Cost $1,829,567)		38

	Face Amount

REPURCHASE AGREEMENT(E) — 4.3%
Tri Party Overnight 5.150%, dated 10/31/23, to be repurchased on 11/01/23, repurchase price $7,001,001 (collateralized by various Government Obligations, ranging in par value $31,098 - $26,000,000, 0.050% - 7.500%, 08/10/29 - 02/15/61, with a total market value of $7,181,063)	7,000,000	7,000,000

Total Repurchase Agreement (Cost $7,000,000)		7,000,000

Total Investments — 99.5% (Cost $179,034,074)		$163,663,662

Percentages are based on Net Assets of $164,498,418.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2023 was $117,675,807 and represents 71.5% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2023. The coupon on a step bond changes on a specific date.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

FIA-QH-001-3200

13

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 42.0%

Automotive — 22.0%
American Credit Acceptance Receivables Trust, Ser 2022-4, Cl B
6.750%, 10/13/26 (A)	$2,000,000	$2,000,815
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl C
5.590%, 04/12/29 (A)	1,000,000	977,811
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl C
6.440%, 10/12/29 (A)	5,000,000	4,956,352
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (A)	201,754	197,677
Arivo Acceptance Auto Loan Receivables Trust, Ser 2022-1A, Cl A
3.930%, 05/15/28 (A)	420,672	411,577
Avid Automobile Receivables Trust, Ser 2021-1, Cl D
1.990%, 04/17/28 (A)	1,300,000	1,225,794
Carmax Auto Owner Trust, Ser 2022-4, Cl C
6.490%, 07/17/28	3,500,000	3,493,998
Carmax Auto Owner Trust, Ser 2022-4, Cl D
8.080%, 04/16/29	1,500,000	1,522,718
Chase Issuance Trust, Ser 2023-A2, Cl A
5.080%, 09/15/30	3,000,000	2,933,704
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl C
1.630%, 09/16/30 (A)	1,700,000	1,597,385
DT Auto Owner Trust, Ser 2020-3A, Cl C
1.470%, 06/15/26 (A)	593,236	584,506
DT Auto Owner Trust, Ser 2022-2A, Cl D
5.460%, 03/15/28 (A)	4,000,000	3,850,962
Flagship Credit Auto Trust, Ser 2022-4, Cl B
6.780%, 10/15/27 (A)	1,500,000	1,509,817
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl D
3.070%, 05/15/28 (A)	4,780,000	4,418,702
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (A)	20,000	18,609
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	4,000,000	3,609,172
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/27 (A)	8,000,000	7,883,450
United Auto Credit Securitization Trust, Ser 2023-1, Cl C
6.280%, 07/10/28 (A)	4,326,000	4,267,754

Description	Face Amount	Value
VFI ABS, Ser 2023-1A, Cl A
7.270%, 03/26/29 (A)	$3,800,000	$3,799,631
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl C
1.240%, 11/17/25 (A)	217,967	216,956
Westlake Automobile Receivables Trust, Ser 2022-3A, Cl D
6.680%, 04/17/28 (A)	7,000,000	6,928,839
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (A)	3,000,000	2,971,188
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/27	4,420,714	4,408,230

		63,785,647

Credit Card — 7.1%
Avant Credit Card Master Trust, Ser 2021-1A, Cl A
1.370%, 04/15/27 (A)	1,220,000	1,141,162
CARDS II Trust, Ser 2021-1A, Cl B
0.931%, 04/15/27 (A)	7,250,000	7,059,501
Continental Finance Credit Card ABS Master Trust, Ser 2021-A, Cl A
2.550%, 12/17/29 (A)	5,000,000	4,671,125
Genesis Sales Finance Master Trust, Ser 2021-AA, Cl A
1.200%, 12/21/26 (A)	2,000,000	1,898,323
Trillium Credit Card Trust II, Ser 2021-1A, Cl B
2.026%, 10/26/29 (A)	6,500,000	5,739,312

		20,509,423

Other Asset-Backed Securities — 12.8%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl D
2.910%, 08/21/28 (A)	2,000,000	1,813,904
Aqua Finance Trust, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	1,000,000	792,484
BHG Securitization Trust, Ser 2021-B, Cl A
0.900%, 10/17/34 (A)	628,439	605,515
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/35 (A)	270,581	268,635
BXG Receivables Note Trust, Ser 2023-A, Cl A
5.770%, 11/15/38 (A)	4,309,386	4,215,252
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,709,375	1,472,972
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (A)	1,930,107	1,900,790
Marlette Funding Trust, Ser 2021- 2A, Cl C
1.500%, 09/15/31 (A)	2,000,000	1,935,489
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	721,718	510,906
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	183,248	171,229

14

Description	Face Amount	Value
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	$2,000,000	$1,710,284
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	380,170	372,973
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	543,064	525,866
Oportun Issuance Trust, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	1,750,000	1,591,342
Oportun Issuance Trust, Ser 2022-A, Cl C
7.400%, 06/09/31 (A)	2,030,000	1,916,167
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	5,000,000	4,745,378
Verizon Master Trust, Ser 2023-4, Cl C
5.650%, 06/20/29	9,700,000	9,598,121
VFI ABS, Ser 2022-1A, Cl A
2.230%, 03/24/28 (A)	785,356	767,344
Westgate Resorts, Ser 2022-1A, Cl C
2.488%, 08/20/36 (A)	2,144,093	2,017,767

		36,932,418

Student Loan — 0.1%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	426,032	393,299

Total Asset-Backed Securities (Cost $126,679,478)		121,620,787

U.S. TREASURY OBLIGATIONS — 23.7%
U.S. Treasury Note
3.875%, 03/31/25	35,000,000	34,346,484
3.750%, 04/15/26	35,000,000	34,018,359

Total U.S. Treasury Obligations (Cost $70,155,550)		68,364,843

CORPORATE OBLIGATIONS — 20.5%

Consumer Discretionary — 1.6%
AutoZone
4.500%, 02/01/28	5,000,000	4,727,570

Financials — 7.7%
Capital One Financial
4.200%, 10/29/25	10,000,000	9,482,529
Charles Schwab
5.643%, SOFRRATE + 2.210%, 05/19/29 (B)	5,000,000	4,813,239
Fifth Third Bancorp
6.361%, SOFRINDX + 2.192%, 10/27/28 (B)	8,000,000	7,786,327

		22,082,095

Industrials — 4.7%
AerCap Ireland Capital DAC
1.750%, 01/30/26	5,000,000	4,496,126
1.750%, 10/29/24	1,000,000	954,833
Delta Air Lines
7.000%, 05/01/25 (A)	5,000,000	5,021,326

Description	Face Amount	Value
Penske Truck Leasing
5.750%, 05/24/26 (A)	$3,000,000	$2,951,024

		13,423,309

Information Technology — 5.6%
Kyndryl Holdings
2.050%, 10/15/26	8,000,000	6,972,407
Molex Electronic Technologies
3.900%, 04/15/25 (A)	9,675,000	9,263,546

		16,235,953

Real Estate — 0.9%
Corporate Office Properties
2.250%, 03/15/26 ‡	3,000,000	2,712,829

Total Corporate Obligations (Cost $63,039,138)		59,181,756

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.9%
FFCB
5.480%, 10/25/27	5,000,000	4,958,244
FHLMC
5.375%, 11/15/24	5,000,000	4,974,808
5.150%, 10/17/24	3,800,000	3,777,064
5.000%, 07/26/24	5,000,000	4,973,041
FNMA
5.030%, 04/10/24	7,000,000	6,978,558

Total U.S. Government Agency Obligations (Cost $25,800,000)		25,661,715

MORTGAGE-BACKED SECURITIES — 2.3%

Commercial Mortgage-Backed Obligation — 2.3%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	1,305,000	1,154,445
Cold Storage Trust, Ser 2020-ICE5, Cl A
6.351%, TSFR1M + 1.014%, 11/15/37 (A)(B)	5,406,448	5,346,242

Total Mortgage-Backed Securities (Cost $6,747,683)		6,500,687

REPURCHASE AGREEMENT(C) — 2.1%
Tri Party Overnight 5.150%, dated 10/31/23, to be repurchased on 11/01/23, repurchase price $6,000,858 (collateralized by various Government Obligations, ranging in par value $5,570,496 - $15,318,585, 0.050% - 2.500%, 10/15/33 - 05/20/53, with a total market value of $6,181,234)	6,000,000	6,000,000

Total Repurchase Agreement (Cost $6,000,000)		6,000,000

Total Investments — 99.5% (Cost $298,421,849)		$287,329,788

Percentages are based on Net Assets of $ 288,668,437.

15

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2023 was $122,246,154 and represents 42.3% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

FIA-QH-001-3200

16

Description	Face Amount	Value
MUNICIPAL BONDS — 96.1%
California — 2.9%
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25(A)	$410,000	$403,569
California State, School Finance Authority, RB
5.350%, 08/01/24(A)	100,000	100,277
Mount Diablo Unified School District, Ser A, GO
4.000%, 08/01/31	100,000	101,690

		605,536

Colorado — 2.4%
El Paso County, School District No. 49 Falcon, Ser B, COP
5.000%, 12/15/26	500,000	516,232

Florida — 2.6%
City of Fort Lauderdale Florida, GO
5.000%, 07/01/35	500,000	541,072

Idaho — 1.5%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26(A)	320,000	309,929

Kansas — 4.8%
Geary County, GO
5.000%, 09/01/25	1,000,000	1,017,459

Michigan — 4.7%
Taylor, Brownfield Redevelopment Authority, RB, NATL
4.000%, 05/01/28	1,000,000	999,767

Minnesota — 0.7%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
2.600%, 09/01/42	185,347	154,422

Ohio — 0.7%
City of Medina Ohio, GO
4.000%, 12/01/32	140,000	140,436

Oklahoma — 4.8%
University of Oklahoma, Ser C, RB
5.000%, 07/01/35	1,000,000	1,012,001

South Carolina — 6.0%
Hilton Head Island, Ser C, GO, ST AID WITHHLDG
2.250%, 03/01/33	530,000	430,806
2.125%, 03/01/32	520,000	424,139
2.000%, 03/01/30	495,000	417,439

		1,272,384

Texas — 65.0%
Azle Independent School District, GO, PSF-GTD
4.000%, 02/15/47	500,000	419,912
Board of Regents of the University of Texas System, Ser A, RB
2.000%, 08/15/36	1,000,000	700,499
Bruceville-Eddy Independent School District, GO, PSF-GTD
4.000%, 08/15/31	500,000	493,515

Description	Face Amount	Value
Central Texas Turnpike System, Sub-Ser C, RB
5.000%, 08/15/42	$1,000,000	$943,774
City of Longview Texas, GO
4.000%, 09/01/35	500,000	473,876
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/25	700,000	703,815
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	530,000	518,361
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	462,156
Crandall Independent School District, GO, PSF-GTD
4.000%, 08/15/48	500,000	420,302
Cypress-Fairbanks Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/30	1,000,000	1,061,019
El Paso County, Hospital District, GO
5.000%, 08/15/25	1,070,000	1,073,559
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25(A)(B)	225,000	225,077
Liberty Hill Independent School District, GO, PSF-GTD
5.000%, 02/01/49	700,000	702,131
Liberty Hill Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/01/41	500,000	515,061
Lower Colorado River Authority, RB
5.000%, 05/15/39	1,000,000	1,004,643
Main Street Market Square Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,010,588
Main Street Market Square Redevelopment Authority, TA, BAM
5.000%, 09/01/29	1,000,000	1,019,625
New Braunfels Independent School District, Ser B, GO, PSF-GTD
4.375%, 02/01/40	500,000	467,823
Plainview Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/46	525,000	529,290
Pottsboro Independent School District, GO, PSF-GTD
5.000%, 02/15/47	500,000	505,413
Seminole, Hospital District, GO
4.000%, 02/15/31	545,000	452,384

		13,702,823

Total Municipal Bonds (Cost $21,851,435)		20,272,061

Total Investments — 96.1% (Cost $21,851,435)		$20,272,061

Percentages are based on Net Assets of $ 21,085,215.

17

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2023 was $1,038,852 and represents 4.9% of Net Assets.

(B)	Escrowed to Maturity

See “Glossary” for abbreviations.

FIA-QH-001-3200

18

Portfolio Abbreviations

ABS — Asset-Backed Security
BAM — Build America Mutual
Cl — Class
CLO — Collateralized Loan Obligation
COP — Certificate of Participation
FFCB — Fed
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
MTN — Medium Term Note
NATL — National Public Finance Guaranty Corporation
PIK — Payment-in-Kind
PSF-GTD — Texas Public School Fund Guarantee
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
STRIPS — Separately Traded Registered Interest and Principal Securities
TA — Tax Allocation

19